Other Operating Expenses, Net - Schedule of Other Operating Expenses, Net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Expenses, Net [Abstract]
Expenses associated with the acquisition of Holcim	S/ (77,625)
Impairment to retirement of the value of the coal concessions (northern zone), note 9(g)			(11,393)
Others income (loss)	2,183	(2,700)	(2,417)
Total other operating expenses, net	S/ (75,442)	S/ (2,700)	S/ (13,810)